Interim Condensed Consolidated Balance Sheets (Unaudited)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets
Cash and cash equivalents	$ 2,196,000	$ 2,976,000	$ 1,694,000
Accounts receivable, net	27,000	37,000	30,000
Deposits, prepaid expenses and other current assets	3,152,000	4,271,000	660,000
Deferred initial public offering ("IPO") costs			2,079,000
Total current assets	5,375,000	7,284,000	4,463,000
Non-current assets
Property and equipment, net	24,000	32,000	61,000
Intangible assets, net	530,000	718,000	673,000
Goodwill, net
Total non-current assets	554,000	750,000	734,000
TOTAL ASSETS	5,929,000	8,034,000	5,197,000
Current liabilities
Accounts payable	2,811,000	3,809,000	5,463,000
Accrued expenses and other current liabilities	773,000	1,048,000	1,922,000
Convertible loans			2,303,000
Note from a shareholder			2,850,000
Operating lease obligations	18,000	25,000	49,000
Total current liabilities	3,602,000	4,882,000	12,587,000
Non-current liabilities
Deferred tax liabilities	24,000	32,000	32,000
Total non-current liabilities	24,000	32,000	32,000
TOTAL LIABILITIES	3,626,000	4,914,000	12,619,000
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0002 of nominal or par value, 175,000,000 Class A Ordinary Shares and 75,000,000 Class B Ordinary Shares authorized, 17,339,871 Class A Ordinary Shares as of June 30, 2024 (2023: 12,571,044) and 3,542,400 Class B Ordinary Shares issued and outstanding for both periods	4,000	6,000	4,000
Additional paid-in capital	31,514,000	42,708,000	18,663,000
Accumulated deficit	(29,089,000)	(39,423,000)	(25,893,000)
Foreign currency translation reserve	(59,000)	(80,000)	(117,000)
(Deficit)/Equity attributable to owners of the Company	2,370,000	3,211,000	(7,343,000)
Non-controlling interests	(67,000)	(91,000)	(79,000)
Total shareholders' (deficit)/equity	2,303,000	3,120,000	(7,422,000)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,929,000	$ 8,034,000	$ 5,197,000